Fair value estimation - Maturity of financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value estimation
Net inflow/(outflow)	£ (149)	£ (60)
Less than 1 year
Fair value estimation
Net inflow/(outflow)	(35)	(10)
Between 1 and 2 years
Fair value estimation
Net inflow/(outflow)	(64)	(12)
Between 2 and 5 years
Fair value estimation
Net inflow/(outflow)	(35)	(28)
Over 5 years
Fair value estimation
Net inflow/(outflow)	(15)	(10)
Cross-currency interest rate swaps
Fair value estimation
Outflow	(1,982)	(661)
Inflow	1,818	610
Cross-currency interest rate swaps | Less than 1 year
Fair value estimation
Outflow	(64)	(18)
Inflow	20	12
Cross-currency interest rate swaps | Between 1 and 2 years
Fair value estimation
Outflow	(460)	(14)
Inflow	390	5
Cross-currency interest rate swaps | Between 2 and 5 years
Fair value estimation
Outflow	(909)	(471)
Inflow	874	445
Cross-currency interest rate swaps | Over 5 years
Fair value estimation
Outflow	(549)	(158)
Inflow	534	148
Interest rate swaps
Fair value estimation
Outflow	(4)	(20)
Inflow	19	9
Interest rate swaps | Less than 1 year
Fair value estimation
Outflow	(1)	(8)
Inflow	10	2
Interest rate swaps | Between 1 and 2 years
Fair value estimation
Outflow	(3)	(6)
Inflow	9	3
Interest rate swaps | Between 2 and 5 years
Fair value estimation
Outflow		(6)
Inflow		4
Foreign exchange swaps
Fair value estimation
Outflow	(15)	(385)
Inflow	15	387
Foreign exchange swaps | Less than 1 year
Fair value estimation
Outflow	(15)	(385)
Inflow	£ 15	387
Foreign exchange forwards
Fair value estimation
Outflow		(34)
Inflow		34
Foreign exchange forwards | Less than 1 year
Fair value estimation
Outflow		(34)
Inflow		£ 34